RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2018
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

24.RELATED PARTY TRANSACTIONS

During the year ended March 31, 2017 and 2018, the Company entered into transactions with Consultoris, Inc. (“CI”) and IIOSS, Inc. (“IIOSS”), which are managed by management of foreign subsidiaries. CI provides consulting services and IIOSS provides outsourcing support services to the Company.

For the year ended March 31, 2017, the total amount of transactions with CI was ¥44,419 thousand and the amount of transaction with IIOSS was not material. For the year ended March 31, 2018, the total amount of transactions with CI was ¥19,953 thousand.